Cost of sales (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cost of Sales [Abstract]
Cash operating costs	$ 858	$ 884	$ 1,831
Royalties	82	59	137
Other cash costs	6	5	13
Total cash costs	946	948	1,981
Retrenchment costs	1	2	4
Rehabilitation and other non-cash costs	29	23	53
Amortisation of tangible assets	254	243	538
Amortisation of right of use assets	22	21	42
Amortisation of intangible assets	1	2	3
Inventory change	37	25	5
Cost of sales	$ 1,290	$ 1,264	$ 2,626